Intangible assets, net (Details) - Schedule of Intangible assets, net - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Schedule of Intangible assets, net [Abstract]
Software	$ 347,484	$ 339,133
Total cost	347,484	339,133
Less: Accumulated amortization	(316,937)	(277,336)
Intangible assets, net	$ 30,547	$ 61,797